Exceptional items (Tables)	12 Months Ended
Jun. 30, 2021
Exceptional Items [Abstract]
Schedule of exceptional items

	2021 £ million	2020 £ million	2019 £ million
Exceptional operating items
Ongoing litigation in Turkey (a)	(15)	—	—
Guaranteed minimum pension equalisation (b)	(5)	—	(21)
Donations (c (i))	(5)	(89)	—
Obsolete inventories (c (ii))	7	(30)	—
Substitution drawback (c (iii))	3	83	—
Brand, goodwill, tangible and other assets impairment (d)	—	(1,345)	—
Indirect tax in Korea (e)	—	24	(35)
French tax audit penalty (note 7 (b) (v))	—	—	(18)
	(15)	(1,357)	(74)
Non-operating items
Sale of businesses and brands
United National Breweries (f)	10	(32)	(9)
USL businesses (g)	3	—	(2)
Portfolio of 19 brands (h)	1	2	155
Loss on disposal of associate (i)	—	(1)	—
Step acquisitions (j)	—	8	—
	14	(23)	144
French tax audit interest (note 7 (b) (v))	—	—	(9)

Exceptional items before taxation	(1)	(1,380)	61
Items included in taxation (note 7 (b))	(84)	154	(39)
Total exceptional items	(85)	(1,226)	22
Attributable to:
Equity shareholders of the parent company	(86)	(1,157)	(4)
Non-controlling interests	1	(69)	26
Total exceptional items	(85)	(1,226)	22

(a) In the year ended 30 June 2021, based on recent developments, an additional provision of TRY 156 million (£15 million) was recorded as an exceptional item in respect of ongoing litigation in Turkey, bringing the provision’s balance to TRY 272 million (£23 million) following a settlement of TRY 15 million (£1 million) during the year.
(b) On 20 November 2020, the High Court of Justice of England and Wales issued a ruling that requires schemes to equalise pension benefits for men and women for the calculation of their guaranteed minimum pension liability (GMP) on historic transfers out, which resulted in an additional liability of £5 million. The corresponding expense was recognised as an exceptional operating item, consistent with the charge of £21 million in relation to the initial GMP ruling in the year ended 30 June 2019.
(c) In line with the group’s accounting policy, given the unusual nature and magnitude of the below items, these were reported as exceptional operating items:
(i) An exceptional charge of $6 million (£5 million) was recognised as part of the 'Raising the Bar' programme in the year ended 30 June 2021. The additional charge represents the re-investment of corporate tax benefit in the fund in certain markets, where a corporate tax deduction is available.
In the year ended 30 June 2020, Diageo launched the 'Raising the Bar' programme, including a commitment of $100 million (£81 million) over a period of up to two years from 1 July 2020, to support pubs and bars to recover following the Covid-19 pandemic. Diageo also provided other forms of support to help the communities and the industry which amounted to £8 million.
(ii) In the year ended 30 June 2021, an inventory provision of £7 million was released (2020 - a charge of £30 million) in respect of inventories that had earlier been expected to be returned and destroyed as a consequence of the Covid-19 pandemic, resulting in an exceptional gain. Given the original charge was classified as an exceptional item in the year ended 30 June 2020, the change to the provision was also classified as exceptional.
(iii) In the year ended 30 June 2021, an additional gain of $4 million (£3 million) was recognised in other operating items for excess receipts in respect of substitution drawback claims on prior year accruals.
In the year ended 30 June 2020, an estimated benefit of $105 million (£83 million) for substitution drawback claims that had been filed and were to be filed with the US Government in relation to prior years was recognised in other operating items.
(d) In the year ended 30 June 2020, an impairment charge of £1,345 million was recognised in exceptional operating items, comprising of £655 million in respect of the India cash-generating unit containing the India goodwill, £116 million in respect of the USL popular brands category (Old Tavern brand £78 million and Bagpiper brand £38 million) and £1 million in respect of fixed assets in India; £434 million in respect of the Windsor Premier brand; £84 million in respect of the group's Nigerian tangible fixed assets; and £55 million in respect of the group's Ethiopian tangible fixed assets.
For further information see notes 9 (d) and 10, respectively.
(e) In the year ended 30 June 2019, the group recognised a provision of £35 million for indirect tax in respect of certain channel accounts and regulatory change in Korea in respect of prior years.
An assessment was issued by the Korea Tax Authority in the year ended 30 June 2020 that resulted in the reversal of the prior year's provision in the amount of £24 million.
(f) In the year ended 30 June 2021, ZAR 209 million (£10 million) of deferred consideration was paid to Diageo in respect of the sale of United National Breweries, the full amount of which represented a non-operating gain (2020 - loss of £32 million; 2019 - loss of £9 million ).
(g) Certain United Spirits Limited subsidiaries were sold in the year ended 30 June 2021. The sale of businesses resulted in an exceptional gain of £3 million.
In the year ended 30 June 2019, the disposal of the Indian wine business resulted in an exceptional loss of £2 million.
(h) In the year ended 30 June 2021, the group reversed $2 million (£1 million) (2020 - £2 million) from provisions in relation to the sale of a portfolio of 19 brands to Sazerac on 20 December 2018. The aggregate consideration for the disposal was $550 million (£435 million) resulting in a profit before taxation of $198 million (£155 million) in the year ended 30 June 2019.
See note 8 (b) for further information.
(i) In the year ended 30 June 2020, the disposal of an associate, Equal Parts, LLC resulted in an exceptional loss of £1 million.
(j) In the year ended 30 June 2020, Diageo completed the acquisition of Seedlip and Anna Seed 83 and acquired controlling interests in certain Distill Ventures entities. As a result of these entities becoming subsidiaries of the group a gain of £8 million arose, being the difference between the book value of the associates prior to the transaction and their fair value.
For further information see note 8 (a).
Net cash inflow from operating activities in respect of exceptional items
Cash payments and receipts included in net cash inflow from operating activities in respect of exceptional items were as follows:

	2021 £ million	2020 £ million	2019 £ million
Substitution drawback	60	26	—
Donations	(50)	(7)	—
Thalidomide (note 14 (d) (a))	(15)	(17)	(15)
Indirect tax in Korea	(10)	—	—
Ongoing litigation in Turkey	(1)	—	—
French tax audit	—	(88)	—
Total cash payments	(16)	(86)	(15)